Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2017
Investments in Associates and Joint Ventures [Abstract]
Investments in Associates and Joint Ventures
17.	Investments in Associates and Joint Ventures

(1)	Investments in associates and joint ventures as of December 31, 2016 and 2017 are as follows:

2016
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
					In millions of won
<Associates>
Korea Gas Corporation(*1)	Importing and wholesaling LNG	KOREA	20.47%	￦	94,500	1,933,877
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	KOREA	29.00%		4,727	20,475
YTN Co., Ltd.	Broadcasting	KOREA	21.43%		59,000	38,156
Cheongna Energy Co., Ltd.	Generating and distributing vapor and hot/cold water	KOREA	43.90%		48,353	12,373
Gangwon Wind Power Co., Ltd.(*2)	Power generation	KOREA	15.00%		5,725	13,069
Hyundai Green Power Co., Ltd.	Power generation	KOREA	29.00%		88,885	115,998
Korea Power Exchange(*6)	Management of power market and others	KOREA	100.00%		127,839	223,238
AMEC Partners Korea Ltd.(*3)	Resources development	KOREA	19.00%		707	225
Hyundai Energy Co., Ltd.(*9)	Power generation	KOREA	30.66%		71,070	1,031
Ecollite Co., Ltd.	Artificial light-weight aggregate	KOREA	36.10%		1,516	—
Taebaek Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,810	4,750
Taeback Guinemi Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,420	3,131
Pyeongchang Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,875	3,383
Daeryun Power Co., Ltd.(*3, 10)	Power generation	KOREA	13.13%		25,477	29,873
Changjuk Wind Power Co., Ltd.	Power generation	KOREA	30.00%		3,801	6,930
KNH Solar Co., Ltd.	Power generation	KOREA	27.00%		1,296	2,073
SPC Power Corporation	Power generation	PHILIPPINES	38.00%		20,635	56,818
Gemeng International Energy Co., Ltd.	Power generation	CHINA	34.00%		413,153	680,065
PT. Cirebon Electric Power	Power generation	INDONESIA	27.50%		40,365	96,658
KNOC Nigerian East Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
PT Wampu Electric Power	Power generation	INDONESIA	46.00%		21,292	23,188
PT. Bayan Resources TBK	Resources development	INDONESIA	20.00%		615,860	402,667
S-Power Co., Ltd.	Power generation	KOREA	49.00%		132,300	123,912
Pioneer Gas Power Limited(*8)	Power generation	INDIA	40.00%		49,831	50,740
Eurasia Energy Holdings	Power generation and resources development	RUSSIA	40.00%		461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	LAOS	25.00%		49,119	51,544
Hadong Mineral Fiber Co., Ltd.(*17)	Recycling fly ashes	KOREA	8.33%		50	—
Green Biomass Co., Ltd.(*12)	Power generation	KOREA	14.00%		714	47
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	INDONESIA	29.00%		2,978	—
Samcheok Eco Materials Co., Ltd.(*3, 11)	Recycling fly ashes	KOREA	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	KOREA	29.00%		1,740	1,217
Naepo Green Energy Co., Ltd.	Power generation	KOREA	25.00%		29,200	25,438
Goseong Green Energy Co., Ltd.(*2)	Power generation	KOREA	1.12%		2,900	2,663
Gangneung Eco Power Co., Ltd.(*2)	Power generation	KOREA	1.61%		2,900	2,646
Shin Pyeongtaek Power Co., Ltd.	Power generation	KOREA	40.00%		40	—
Heang Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	KOREA	28.00%		194	181
DS POWER Co., Ltd.(*2)	Power generation	KOREA	14.44%		17,900	7,190
Dongducheon Dream Power Co., Ltd.	Power generation	KOREA	33.61%		61,535	46,876
KS Solar Co., Ltd.(*3)	Power generation	KOREA	19.00%		637	604
Yeongwol Energy Station Co., Ltd.(*2)	Power generation	KOREA	10.00%		1,400	—
Jinbhuvish Power Generation Pvt. Ltd.(*2)	Power generation	INDIA	5.16%	￦	9,000	—
SE Green Energy Co., Ltd.	Power generation support	KOREA	47.76%		3,821	3,525
Daegu Photovoltaic Co., Ltd.	Power generation	KOREA	29.00%		1,230	1,700
Jeongam Wind Power Co., Ltd.	Power generation	KOREA	40.00%		5,580	4,000
Korea Power Engineering Service Co., Ltd.	Construction and service	KOREA	29.00%		290	2,810
Busan Green Energy Co., Ltd.	Power generation	KOREA	29.00%		14,564	13,803
Gunsan Bio Energy Co., Ltd. (formerly, Jungbu Bio Energy Co., Ltd.)(*2)	Power generation	KOREA	18.87%		1,000	—
Korea Electric Vehicle Charging Service	Electric vehicle charge service	KOREA	28.00%		1,596	1,103
Ulleungdo Natural Energy Co., Ltd.	Renewable power generation	KOREA	29.85%		8,000	6,894
Korea Nuclear Partners Co., Ltd.	Electric material agency	KOREA	29.00%		290	248
Tamra Offshore Wind Power Co., Ltd.	Power generation	KOREA	27.00%		8,910	7,015
Korea Electric Power Corporation Fund(*13)	Developing electric enterprises	KOREA	98.09%		51,500	50,856
Energy Infra Asset Management Co., Ltd.(*3)	Asset management	KOREA	9.90%		297	259
Daegu clean Energy Co., Ltd.	Renewable power generation	KOREA	28.00%		140	140
YaksuESS Co., Ltd	Installing ESS related equipment	KOREA	29.00%		210	196
Nepal Water & Energy Development Company Private Limited(*14)	Construction and operation of utility plant	NEPAL	52.77%		18,568	18,667

					2,134,911	4,092,252

<Joint ventures>
KEPCO-Uhde Inc.(*7)	Power generation	KOREA	52.8%		11,355	301
Eco Biomass Energy Sdn. Bhd.(*7)	Power generation	MALAYSIA	61.53%		9,661	—
Datang Chaoyang Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		27,660	28,239
Shuweihat Asia Power Investment B.V.	Holding company	NETHERLANDS	49.00%		46,037	—
Shuweihat Asia Operation & Maintenance Company(*7)	Maintenance of utility plant	CAYMAN	55.00%		30	450
Waterbury Lake Uranium L.P.	Resources development	CANADA	36.97%		26,602	21,314
ASM-BG Investicii AD	Power generation	BULGARIA	50.00%		16,101	21,488
RES Technology AD	Power generation	BULGARIA	50.00%		15,595	13,582
KV Holdings, Inc.	Power generation	PHILIPPINES	40.00%		2,103	2,098
KEPCO SPC Power Corporation(*7)	Construction and operation of utility plant	PHILIPPINES	75.20%		94,579	245,367
Canada Korea Uranium Limited Partnership(*5)	Resources development	CANADA	12.50%		5,404	—
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	CHINA	40.00%		16,621	12,821
Datang Chifeng Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		121,928	166,535
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		10,858	10,843
Rabigh Electricity Company	Power generation	SAUDI ARABIA	40.00%		109,743	97,802
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	SAUDI ARABIA	40.00%		70	4,427
Jamaica Public Service Company Limited	Power generation	JAMAICA	40.00%		301,910	249,453
KW Nuclear Components Co., Ltd.	Manufacturing	KOREA	45.00%		833	7,133
Busan Shinho Solar Power Co., Ltd.	Power generation	KOREA	25.00%		2,100	3,814
GS Donghae Electric Power Co., Ltd.	Power generation	KOREA	34.00%		204,000	205,948
Global Trade Of Power System Co., Ltd.	Exporting products and technology of small or medium business by proxy	KOREA	29.00%	￦	290	477
Expressway Solar-light Power Generation Co., Ltd.	Power generation	KOREA	29.00%		1,856	2,343
KODE NOVUS I LLC	Power generation	USA	50.00%		19,213	—
KODE NOVUS II LLC	Power generation	USA	50.00%		12,756	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	KOREA	49.90%		4,990	3,015
Amman Asia Electric Power Company(*7)	Power generation	JORDAN	60.00%		111,476	153,857
KAPES, Inc.(*7)	R&D	KOREA	51.00%		5,629	4,758
Dangjin Eco Power Co., Ltd.	Power generation	KOREA	34.00%		56,100	53,253
Honam Wind Power Co., Ltd.	Power generation	KOREA	29.00%		3,480	4,451
Chun-cheon Energy Co., Ltd.	Power generation	KOREA	29.90%		52,700	50,592
Yeonggwangbaeksu Wind Power Co., Ltd.(*3)	Power generation	KOREA	15.00%		3,000	2,689
Nghi Son 2 Power Ltd.	Power generation	VIETNAM	50.00%		1,788	229
Kelar S.A(*7)	Power generation	CHILE	65.00%		4,180	—
PT. Tanjung Power Indonesia	Power generation	INDONESIA	35.00%		746	1,946
Incheon New Power Co., Ltd.	Power generation	KOREA	29.00%		461	563
Seokmun Energy Co., Ltd.	Power generation	KOREA	29.00%		580	391
Daehan Wind Power PSC	Power generation	JORDAN	50.00%		285	16
Barakah One Company(*16)	Power generation	UAE	18.00%		118	116
Nawah Energy Company(*16)	Operation of utility plant	UAE	18.00%		296	290
MOMENTUM	International thermonuclear experimental reactor construction management	FRANCE	33.33%		1	67
Daegu Green Power Co., Ltd.(*15)	Power generation	KOREA	29.00%		46,225	47,528

					1,349,360	1,418,196

				￦	3,484,271	5,510,448

(*1)	The effective percentage of ownership is 21.57% considering treasury stocks.

(*2)	The Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)	The Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.

(*4)	The Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its influence on the entity.

(*5)	The Company has joint control over the entity by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*6)	The Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. The Company can exercise significant influence by its right to nominate directors to the board of directors of the entity.

(*7)	According to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. For these reasons, the entities are classified as joint ventures.

(*8)	As of reporting date, the annual reporting period of all associates and joint ventures ends on December 31, except for Pioneer Gas Power Limited whose reporting period ends on March 31.

(*9)	As of December 31, 2016, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power ll Co., Ltd. and NH Bank. According to the shareholders’ agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power ll Co., Ltd. and NH Bank with a certain rate of return, NH Power ll Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.

(*10)	The Company’s percentage of ownership has decreased due to the acquisition of Daeryun Power Co., Ltd. and the effective percentage of ownership is 19.45% considering stock purchase options.

(*11)	The Company’s effective percentage of ownership excluding the redeemable convertible preferred stock is 25.54%.

(*12)	The effective percentage of ownership is less than 20% but the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity and the fact that the dominant portion of the investee’s sales transactions is generated from the Company.

(*13)	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. For this reason, the entity is classified as an associate.

(*14)	The effective percentage of ownership is more than 50%, but the Company does not control the entity according to the shareholders’ agreement. For this reason, the entity is classified as an associate.

(*15)	The entity is reclassified from associates to joint ventures since the terms of the shareholders’ agreement had been amended.

(*16)	The effective percentage of ownership is less than 20%, but the Company has joint control over the entity as decisions on the major activities require the unanimous consent of the parties that collectively control the entity.

(*17)	Although the percentage of ownership temporarily decreased to 8.33% from the difference in timing of capital payment by shareholders, the Company can exercise significant influence by virtue of its right to appoint a director to the board of directors of the entity based on the shareholders’ agreement. The percentage of ownership is 25.00% at the time of completion of capital payment.

2017
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
					In millions of won
<Associates>
Korea Gas Corporation(*1)	Importing and wholesaling LNG	KOREA	20.47%	￦	94,500	1,618,868
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	KOREA	29.00%		4,727	21,838
YTN Co., Ltd.	Broadcasting	KOREA	21.43%		59,000	40,606
Cheongna Energy Co., Ltd.	Generating and distributing vapor and hot/cold water	KOREA	43.90%		48,353	8,337
Gangwon Wind Power Co., Ltd.(*2)	Power generation	KOREA	15.00%		5,725	13,855
Hyundai Green Power Co., Ltd.	Power generation	KOREA	29.00%		88,885	114,806
Korea Power Exchange(*5)	Management of power market and others	KOREA	100.00%		127,839	237,631
AMEC Partners Korea Ltd.(*3)	Resources development	KOREA	19.00%		707	215
Hyundai Energy Co., Ltd.(*8)	Power generation	KOREA	30.66%		71,070	—
Ecollite Co., Ltd.	Artificial light-weight aggregate	KOREA	36.10%		1,516	—
Taebaek Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,810	5,319
Taeback Guinemi Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,420	3,089
Pyeongchang Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,875	4,136
Daeryun Power Co., Ltd.(*3, 9)	Power generation	KOREA	13.13%		25,477	25,113
Changjuk Wind Power Co., Ltd.	Power generation	KOREA	30.00%		3,801	7,515
KNH Solar Co., Ltd.	Power generation	KOREA	27.00%		1,296	2,218
SPC Power Corporation	Power generation	PHILIPPINES	38.00%		20,635	52,283
Gemeng International Energy Co., Ltd.	Power generation	CHINA	34.00%		413,153	649,973
PT. Cirebon Electric Power	Power generation	INDONESIA	27.50%		40,365	97,410
KNOC Nigerian East Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
PT Wampu Electric Power	Power generation	INDONESIA	46.00%		21,292	29,403
PT. Bayan Resources TBK	Resources development	INDONESIA	20.00%		615,860	451,831
S-Power Co., Ltd.	Power generation	KOREA	49.00%		132,300	116,945
Pioneer Gas Power Limited(*7)	Power generation	INDIA	38.50%		49,831	38,659
Eurasia Energy Holdings	Power generation and resources development	RUSSIA	40.00%		461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	LAOS	25.00%		71,481	61,779
Hadong Mineral Fiber Co., Ltd.(*3)	Recycling fly ashes	KOREA	8.33%		50	—
Green Biomass Co., Ltd.(*11, 14)	Power generation	KOREA	8.80%		714	208
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	INDONESIA	29.00%		2,978	—
Samcheok Eco Materials Co., Ltd.(*10)	Recycling fly ashes	KOREA	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	KOREA	29.00%		1,740	2,067
Naepo Green Energy Co., Ltd.	Power generation	KOREA	41.67%	￦	29,200	20,598
Goseong Green Energy Co., Ltd.(*2)	Power generation	KOREA	1.12%		2,900	2,597
Gangneung Eco Power Co., Ltd.(*2)	Power generation	KOREA	1.61%		2,900	2,583
Shin Pyeongtaek Power Co., Ltd.	Power generation	KOREA	40.00%		43,920	34,903
Heang Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	KOREA	28.00%		194	187
Dongducheon Dream Power Co., Ltd.	Power generation	KOREA	33.61%		111,134	53,233
Jinbhuvish Power Generation Pvt. Ltd.(*2)	Power generation	INDIA	5.16%		9,000	—
SE Green Energy Co., Ltd.	Power generation	KOREA	47.76%		3,821	3,476
Daegu Photovoltaic Co., Ltd.	Power generation	KOREA	29.00%		1,230	1,718
Jeongam Wind Power Co., Ltd.	Power generation	KOREA	40.00%		5,580	3,763
Korea Power Engineering Service Co., Ltd.	Construction and service	KOREA	29.00%		290	3,659
Busan Green Energy Co., Ltd.	Power generation	KOREA	29.00%		5,243	7,363
Gunsan Bio Energy Co., Ltd. (formerly, Jungbu Bio Energy Co., Ltd.)(*2)	Power generation	KOREA	18.87%		1,000	—
Korea Electric Vehicle Charging Service	Electric vehicle charge service	KOREA	28.00%		2,604	1,749
Ulleungdo Natural Energy Co., Ltd.	Renewable power generation	KOREA	29.85%		8,000	6,370
Korea Nuclear Partners Co., Ltd.	Electric material agency	KOREA	29.00%		290	383
Tamra Offshore Wind Power Co., Ltd.	Power generation	KOREA	27.00%		8,910	8,560
Korea Electric Power Corporation Fund(*12)	Developing electric enterprises	KOREA	98.09%		51,500	47,974
Energy Infra Asset Management Co., Ltd.(*3)	Asset management	KOREA	9.90%		297	476
Daegu clean Energy Co., Ltd.	Renewable power generation	KOREA	28.00%		140	11
YaksuESS Co., Ltd	Installing ESS related equipment	KOREA	29.00%		210	194
Nepal Water & Energy Development Company Private Limited(*15)	Construction and operation of utility plant	NEPAL	62.13%		33,577	30,498
Gwangyang Green Energy Co., Ltd.	Power generation	KOREA	20.00%		2,000	1,772
PND solar., Ltd	Power generation	KOREA	29.00%		1,250	1,250

					2,240,761	3,837,421

<Joint ventures>
KEPCO-Uhde Inc.(*6)	Power generation	KOREA	52.80%		11,355	258
Eco Biomass Energy Sdn. Bhd.(*6)	Power generation	MALAYSIA	61.53%		14,439	—
Datang Chaoyang Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		27,660	27,262
Shuweihat Asia Power Investment B.V.	Holding company	NETHERLANDS	49.00%		46,037	15,675
Shuweihat Asia Operation & Maintenance Company(*6)	Maintenance of utility plant	CAYMAN	55.00%		30	663
Waterbury Lake Uranium L.P.	Resources development	CANADA	35.76%		26,602	19,781
ASM-BG Investicii AD	Power generation	BULGARIA	50.00%		16,101	21,202
RES Technology AD	Power generation	BULGARIA	50.00%		15,595	14,375
KV Holdings, Inc.	Power generation	PHILIPPINES	40.00%		2,103	1,918
KEPCO SPC Power Corporation(*6)	Construction and operation of utility plant	PHILIPPINES	75.20%		94,579	217,094
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	CHINA	40.00%		16,621	10,840
Datang Chifeng Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		121,928	171,055
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		10,858	11,060
Rabigh Electricity Company	Power generation	SAUDI ARABIA	40.00%		109,743	99,356
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	SAUDI ARABIA	40.00%		70	3,987
Jamaica Public Service Company Limited	Power generation	JAMAICA	40.00%	￦	301,910	221,153
KW Nuclear Components Co., Ltd.	Manufacturing	KOREA	45.00%		833	6,703
Busan Shinho Solar Power Co., Ltd.	Power generation	KOREA	25.00%		2,100	4,346
GS Donghae Electric Power Co., Ltd.	Power generation	KOREA	34.00%		204,000	220,727
Global Trade Of Power System Co., Ltd.	Exporting products and technology of small or medium business by proxy	KOREA	29.00%		290	577
Expressway Solar-light Power Generation Co., Ltd.	Power generation	KOREA	29.00%		1,856	2,463
KODE NOVUS I LLC	Power generation	USA	50.00%		19,213	—
KODE NOVUS II LLC	Power generation	USA	50.00%		12,756	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	KOREA	49.90%		5,190	2,969
Amman Asia Electric Power Company(*6)	Power generation	JORDAN	60.00%		111,476	145,676
KAPES, Inc.(*6)	R&D	KOREA	51.00%		5,629	7,476
Dangjin Eco Power Co., Ltd.	Power generation	KOREA	34.00%		61,540	57,928
Honam Wind Power Co., Ltd.	Power generation	KOREA	29.00%		3,480	4,302
Chun-cheon Energy Co., Ltd.	Power generation	KOREA	29.90%		52,700	48,118
Yeonggwangbaeksu Wind Power Co., Ltd.(*3)	Power generation	KOREA	15.00%		3,000	2,734
Nghi Son 2 Power Ltd.	Power generation	VIETNAM	50.00%		2,781	183
Kelar S.A(*6)	Power generation	CHILE	65.00%		77,220	67,233
PT. Tanjung Power Indonesia	Power generation	INDONESIA	35.00%		746	1,776
Incheon New Power Co., Ltd.	Power generation	KOREA	29.00%		461	619
Seokmun Energy Co., Ltd.	Power generation	KOREA	29.00%		15,370	13,786
Daehan Wind Power PSC	Power generation	JORDAN	50.00%		285	—
Barakah One Company(*13)	Power generation	UAE	18.00%		118	626
Nawah Energy Company(*13)	Operation of utility plant	UAE	18.00%		296	258
MOMENTUM	International thermonuclear experimental reactor construction management	FRANCE	33.33%		1	391
Daegu Green Power Co., Ltd.	Power generation	KOREA	29.00%		46,225	42,391
Yeonggwang Wind Power Co., Ltd.	Power generation	KOREA	41.00%		15,375	15,294
Chester Solar IV SpA(*6)	Power generation	CHILE	81.82%		1,700	1,700
Chester Solar V SpA(*6)	Power generation	CHILE	81.82%		525	525
Diego de Almagro Solar SpA(*6)	Power generation	CHILE	81.82%		2,091	2,091
South Jamaica Power Company Limited	Power generation	JAMAICA	20.00%		7,090	6,704

					1,469,978	1,493,275

				￦	3,710,739	5,330,696

(*1)	The effective percentage of ownership is 21.57% considering treasury stocks.

(*2)	The Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)	The Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.

(*4)	The Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its influence on the entity.

(*5)	The Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. The Company can exercise significant influence by its right to nominate directors to the board of directors of the entity.

(*6)	According to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. For these reasons, the entities are classified as joint ventures.

(*7)	As of reporting date, the annual reporting period of all associates and joint ventures ends on December 31, except for Pioneer Gas Power Limited whose reporting period ends on March 31.

(*8)	As of December 31, 2017, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power ll Co., Ltd. and NH Bank. According to the shareholders’ agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power ll Co., Ltd. and NH Bank with a certain rate of return, NH Power ll Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.

(*9)	The Company’s percentage of ownership has decreased due to the acquisition of Daeryun Power Co., Ltd. and the effective percentage of ownership is 19.45% considering stock purchase options.

(*10)	The Company’s effective percentage of ownership excluding the redeemable convertible preferred stock is 25.54%.

(*11)	The effective percentage of ownership is less than 20% but the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity and the fact that the dominant portion of the investee’s sales transactions is generated from the Company.

(*12)	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. For this reason, the entity is classified as an associate.

(*13)	The effective percentage of ownership is less than 20% but the Company has joint control over the entity as decisions on the major activities require the unanimous consent of the parties that collectively control the entity

(*14)	The percentage of ownership decreased since the Company did not participate in the capital increase of Green Biomass Co., Ltd. during the period.

(*15)	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. For this reason, the entity is classified as an associate.

(2)	The fair value of associates which are actively traded on the open market and have a readily available market value as of December 31, 2016 and 2017 are as follows:

Investees		2016	2017
		In millions of won
<Associates>
Korea Electric Power Industrial Development Co., Ltd.	￦	45,474	38,667
Korea Gas Corporation(*)		915,705	804,195
YTN Co., Ltd.		22,320	18,855
SPC Power Corporation		70,253	72,616
PT. Bayan Resources TBK		359,200	558,267

(*)	The carrying amount of Korea Gas Corporation (“KOGAS”) is ￦1,618,868 million as of December 31, 2017 and management has determined that there is objective evidence of impairment. As a result of the impairment test, the Company has not recognized any impairment loss as the value in use is greater than the carrying amount. The recoverable amount of KOGAS based on its value in use is calculated by considering the long-term natural gas supply and demand programs of future cash flows approved by Ministry of Trade, Industry & Energy and the discount rate of 4.94%.

(3)	Changes in investments in associates and joint ventures for the years ended December 31, 2016 and 2017 are as follows:

2016
Investees		Beginning balance	Acquisition	Disposal	Dividends received	Share of income (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Daegu Green Power Co., Ltd.	￦	80,267	3,347	(34,422)	—	(1,814)	148	(47,526)	—
Korea Gas Corporation		2,102,813	—	—	(3,213)	(146,308)	(14,551)	(4,864)	1,933,877
Korea Electric Power Industrial Development Co., Ltd.		18,994	—	—	(1,598)	4,491	—	(1,412)	20,475
YTN Co., Ltd.		38,365	—	—	—	(227)	32	(14)	38,156
Cheongna Energy Co., Ltd.		19,490	—	—	—	(7,117)	—	—	12,373
Gangwon Wind Power Co., Ltd.		12,890	—	—	(1,136)	1,270	45	—	13,069
Hyundai Green Power Co., Ltd.		113,664	—	—	(8,888)	11,222	—	—	115,998
Korea Power Exchange		208,735	—	—	—	15,847	—	(1,344)	223,238
AMEC Partners Korea Ltd.		230	—	—	—	(5)	—	—	225
Hyundai Energy Co., Ltd.		6,990	—	—	—	(21,163)	—	15,204	1,031
Ecollite Co., Ltd.		—	—	—	—	—	—	—	—
Taebaek Wind Power Co., Ltd.		4,956	—	—	—	(206)	—	—	4,750
Taeback Guinemi Wind Power Co., Ltd.		2,587	570	—	—	(26)	—	—	3,131
Pyeongchang Wind Power Co., Ltd.		3,402	—	—	—	(19)	—	—	3,383
Daeryun Power Co., Ltd.		36,156	—	—	—	(6,282)	(1)	—	29,873
JinanJangsu Wind Power Co., Ltd.		77	—	(64)	—	(13)	—	—	—
Changjuk Wind Power Co., Ltd.		6,143	—	—	(190)	977	—	—	6,930
KNH Solar Co., Ltd.		1,924	—	—	—	144	5	—	2,073
SPC Power Corporation		58,033	—	—	(7,151)	6,416	(477)	(3)	56,818
Gemeng International Energy Co., Ltd.		728,396	—	—	(16,476)	26,714	(58,493)	(76)	680,065
PT. Cirebon Electric Power		60,574	—	—	(1,242)	31,511	2,568	3,247	96,658
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(1,346)	(398)	1,744	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(973)	(356)	1,329	—
Dolphin Property Limited		61	—	—	(35)	—	(69)	43	—
PT Wampu Electric Power		18,963	—	—	—	3,493	(3)	735	23,188
PT. Bayan Resources TBK(*2)		525,066	—	—	—	(23,257)	208	(99,350)	402,667
S-Power Co., Ltd.		130,908	—	—	—	(7,006)	—	10	123,912
Pioneer Gas Power Limited		51,187	—	—	—	(698)	251	—	50,740
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		31,863	16,402	—	—	1,576	1,703	—	51,544
Busan Solar Co., Ltd.		925	—	(887)	—	(38)	—	—	—
Hadong Mineral Fiber Co., Ltd.		—	—	—	—	—	—	—	—
Green Biomass Co., Ltd.		—	—	—	—	(138)	—	185	47
PT. Mutiara Jawa		—	—	—	—	—	—	—	—
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		295	1,340	—	—	(418)	—	—	1,217
Naepo Green Energy Co., Ltd.		26,746	—	—	—	(1,308)	—	—	25,438
Goseong Green Energy Co., Ltd.		2,670	—	—	—	71	—	(78)	2,663
Gangneung Eco Power Co., Ltd.		2,688	—	—	—	56	—	(98)	2,646
Shin Pyeongtaek Power Co., Ltd.		—	—	—	—	—	—	—	—
Heang Bok Do Si Photovoltaic Power Co., Ltd.		189	—	—	—	(10)	—	2	181
DS POWER Co., Ltd.		10,960	—	—	—	(3,738)	—	(32)	7,190
Dongducheon Dream Power Co., Ltd.		55,667	—	—	—	(8,757)	—	(34)	46,876
KS Solar Co., Ltd.		618	—	—	—	(14)	—	—	604
Yeongwol Energy Station Co., Ltd.(*1)		1,290	—	—	—	85	25	(1,400)	—
Jinbhuvish Power Generation Pvt. Ltd.(*3)	￦	8,350	—	—	—	(49)	(198)	(8,103)	—
SE Green Energy Co., Ltd.		3,575	—	—	—	(50)	—	—	3,525
Daegu Photovoltaic Co., Ltd.		1,886	—	—	(411)	225	—	—	1,700
Jeongam Wind Power Co., Ltd.		702	3,900	—	—	(602)	—	—	4,000
Korea Power Engineering Service Co., Ltd.		1,805	—	—	—	1,005	—	—	2,810
Busan Green Energy Co., Ltd.		14,512	—	—	—	(709)	—	—	13,803
Gunsan Bio Energy Co., Ltd. (formerly, Jungbu Bio Energy Co., Ltd.)		904	—	—	—	(904)	—	—	—
Korea Electric Vehicle Charging Service		1,446	—	—	—	(343)	—	—	1,103
Ulleungdo Natural Energy Co., Ltd.		7,417	—	—	—	(516)	—	(7)	6,894
Korea Nuclear Partners Co., Ltd.		289	—	—	—	(41)	—	—	248
Tamra Offshore Wind Power Co., Ltd.		—	8,910	—	—	(1,895)	—	—	7,015
Korea Electric Power Corporation Fund		—	51,500	—	—	(644)	—	—	50,856
Energy Infra Asset Management Co., Ltd.		—	297	—	—	(38)	—	—	259
Daegu clean Energy Co., Ltd.		—	140	—	—	—	—	—	140
YaksuESS Co., Ltd		—	210	—	—	(14)	—	—	196
Nepal Water & Energy Development Company Private Limited		—	—	—	—	—	—	18,667	18,667

		4,405,668	86,616	(35,373)	(40,340)	(131,583)	(69,561)	(123,175)	4,092,252

<Joint ventures>
KEPCO-Uhde Inc.(*4)		8,549	—	—	—	(159)	—	(8,089)	301
Eco Biomass Energy Sdn. Bhd.		—	—	—	—	—	—	—	—
Datang Chaoyang Renewable Power Co., Ltd.		27,640	—	—	—	1,417	(818)	—	28,239
Shuweihat Asia Power Investment B.V.		20,474	—	(14,154)	(2,957)	6,131	(9,494)	—	—
Shuweihat Asia Operation & Maintenance Company		486	—	—	(931)	941	(46)	—	450
Waterbury Lake Uranium L.P.		20,299	—	—	—	—	1,138	(123)	21,314
ASM-BG Investicii AD		20,203	—	—	—	1,508	(223)	—	21,488
RES Technology AD		13,789	—	—	—	(68)	(139)	—	13,582
KV Holdings, Inc.		2,010	—	—	(302)	429	(39)	—	2,098
KEPCO SPC Power Corporation		208,524	—	—	(5,955)	48,132	(5,308)	(26)	245,367
Canada Korea Uranium Limited Partnership		—	—	—	—	—	—	—	—
Gansu Datang Yumen Wind Power Co., Ltd.		16,107	—	—	—	(2,836)	(450)	—	12,821
Datang Chifeng Renewable Power Co., Ltd.		171,224	—	—	(7,384)	7,455	(4,760)	—	166,535
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		10,580	—	—	(440)	1,002	(299)	—	10,843
Rabigh Electricity Company		59,368	—	—	—	18,961	19,473	—	97,802
Rabigh Operation & Maintenance Company Limited		3,586	—	—	(1,934)	2,253	229	293	4,427
Jamaica Public Service Company Limited		241,918	—	—	—	—	7,535	—	249,453
KW Nuclear Components Co., Ltd.		4,985	—	—	(2,191)	4,344	—	(5)	7,133
Busan Shinho Solar Power Co., Ltd.		3,678	—	—	(185)	321	—	—	3,814
GS Donghae Electric Power Co., Ltd.		200,379	—	—	—	5,575	—	(6)	205,948
Global Trade Of Power System Co., Ltd.	￦	426	—	—	—	51	—	—	477
Expressway Solar-light Power Generation Co., Ltd.		2,100	—	—	—	243	—	—	2,343
KODE NOVUS I LLC		—	—	—	—	—	—	—	—
KODE NOVUS II LLC		—	258	—	—	(260)	—	2	—
Daejung Offshore Wind Power Co., Ltd.		3,352	—	—	—	(337)	—	—	3,015
Amman Asia Electric Power Company		137,668	—	—	(12,684)	17,811	11,062	—	153,857
KAPES, Inc.		4,501	—	—	—	311	—	(54)	4,758
Dangjin Eco Power Co., Ltd.		48,281	5,100	—	—	(696)	(26)	594	53,253
Honam Wind Power Co., Ltd.		3,926	—	—	(104)	629	—	—	4,451
Nepal Water & Energy Development Company Private Limited		17,765	—	—	—	359	543	(18,667)	—
Chun-cheon Energy Co., Ltd.		31,976	19,832	—	—	(1,121)	(95)	—	50,592
Yeonggwangbaeksu Wind Power Co., Ltd.		2,668	—	—	—	16	—	5	2,689
Nghi Son 2 Power Ltd.		269	716	—	—	(740)	(16)	—	229
Kelar S.A		—	—	—	—	—	—	—	—
PT. Tanjung Power Indonesia		617	—	—	—	1,337	—	(8)	1,946
Incheon New Power Co., Ltd.		514	—	—	—	41	8	—	563
Seokmun Energy Co., Ltd.		—	—	—	—	(197)	793	(205)	391
Daehan Wind Power PSC		—	285	—	—	(261)	(8)	—	16
Barakah One Company		—	118	—	—	—	—	(2)	116
Nawah Energy Company		—	296	—	—	—	—	(6)	290
MOMENTUM		—	1	—	—	65	—	1	67
Daegu Green Power Co., Ltd.		—	—	—	—	—	—	47,528	47,528

		1,287,862	26,606	(14,154)	(35,067)	112,657	19,060	21,232	1,418,196

	￦	5,693,530	113,222	(49,527)	(75,407)	(18,926)	(50,501)	(101,943)	5,510,448

(*1)	‘Others’ include ￦1,400 million of assets held-for-sale (note 42).

(*2)	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦99,338 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2016.

(*3)	Due to discontinuation of operations during the year ended December 31, 2016, the Company recognized an impairment loss of ￦8,103 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2016.

(*4)	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦8,099 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2016.

2017
Investees		Beginning balance	Acquisition	Disposal	Dividends received	Share of income (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,933,877	—	—	—	(242,232)	(72,648)	(129)	1,618,868
Korea Electric Power Industrial Development Co., Ltd.		20,475	—	—	(2,061)	3,428	102	(106)	21,838
YTN Co., Ltd.		38,156	—	—	(135)	1,095	929	561	40,606
Cheongna Energy Co., Ltd.		12,373	—	—	—	(4,036)	—	—	8,337
Gangwon Wind Power Co., Ltd.		13,069	—	—	(852)	1,638	—	—	13,855
Hyundai Green Power Co., Ltd.		115,998	—	—	(8,889)	7,697	—	—	114,806
Korea Power Exchange		223,238	—	—	—	8,831	—	5,562	237,631
AMEC Partners Korea Ltd.		225	—	—	—	(10)	—	—	215
Hyundai Energy Co., Ltd.		1,031	—	—	—	(3,498)	—	2,467	—
Ecollite Co., Ltd.		—	—	—	—	—	—	—	—
Taebaek Wind Power Co., Ltd.		4,750	—	—	—	569	—	—	5,319
Taeback Guinemi Wind Power Co., Ltd.		3,131	—	—	—	(42)	—	—	3,089
Pyeongchang Wind Power Co., Ltd.		3,383	—	—	—	753	—	—	4,136
Daeryun Power Co., Ltd.		29,873	—	—	—	(4,762)	—	2	25,113
Changjuk Wind Power Co., Ltd.		6,930	—	—	(111)	696	—	—	7,515
KNH Solar Co., Ltd.		2,073	—	—	—	145	—	—	2,218
SPC Power Corporation		56,818	—	—	(5,562)	4,310	(3,276)	(7)	52,283
Gemeng International Energy Co., Ltd.		680,065	—	—	(13,365)	6,953	(23,680)	—	649,973
PT. Cirebon Electric Power		96,658	—	—	(550)	10,685	2,232	(11,615)	97,410
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(1,914)	1,536	378	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(1,712)	1,407	305	—
PT Wampu Electric Power		23,188	—	—	—	9,336	—	(3,121)	29,403
PT. Bayan Resources TBK		402,667	—	—	—	34,122	14,982	60	451,831
S-Power Co., Ltd.		123,912	—	—	—	(6,982)	—	15	116,945
Pioneer Gas Power Limited		50,740	—	—	—	(11,119)	(1,238)	276	38,659
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		51,544	22,362	—	—	(4,264)	(7,863)	—	61,779
Hadong Mineral Fiber Co., Ltd.		—	—	—	—	(31)	—	31	—
Green Biomass Co., Ltd.		47	—	—	—	(112)	—	273	208
PT. Mutiara Jawa		—	—	—	—	—	—	—	—
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		1,217	—	—	—	850	—	—	2,067
Naepo Green Energy Co., Ltd.(*2)		25,438	—	—	—	(1,400)	—	(3,440)	20,598
Goseong Green Energy Co., Ltd.		2,663	—	—	—	(66)	—	—	2,597
Gangneung Eco Power Co., Ltd.		2,646	—	—	—	(63)	—	—	2,583
Shin Pyeongtaek Power Co., Ltd.		—	43,880	—	—	(10,998)	(3,617)	5,638	34,903
Heang Bok Do Si Photovoltaic Power Co., Ltd.		181	—	—	—	6	—	—	187
DS POWER Co., Ltd.(*4)		7,190	—	—	—	(1,321)	—	(5,869)	—
Dongducheon Dream Power Co., Ltd.(*1,3)		46,876	—	—	—	(10,980)	—	17,337	53,233
KS Solar Co., Ltd.		604	—	(613)	—	—	9	—	—
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
SE Green Energy Co., Ltd.		3,525	—	—	—	(49)	—	—	3,476
Daegu Photovoltaic Co., Ltd.		1,700	—	—	(349)	367	—	—	1,718
Jeongam Wind Power Co., Ltd.		4,000	—	—	—	(237)	—	—	3,763
Korea Power Engineering Service Co., Ltd.		2,810	—	—	(191)	1,030	—	10	3,659
Busan Green Energy Co., Ltd.		13,803	—	(9,320)	—	2,884	—	(4)	7,363
Gunsan Bio Energy Co., Ltd. (formerly, Jungbu Bio Energy Co., Ltd.)	￦	—	—	—	—	—	—	—	—
Korea Electric Vehicle Charging Service		1,103	1,008	—	—	(362)	—	—	1,749
Ulleungdo Natural Energy Co., Ltd.		6,894	—	—	—	(524)	—	—	6,370
Korea Nuclear Partners Co., Ltd.		248	—	—	—	135	—	—	383
Tamra Offshore Wind Power Co., Ltd.		7,015	—	—	—	1,545	—	—	8,560
Korea Electric Power Corporation Fund		50,856	—	—	—	(2,171)	(711)	—	47,974
Energy Infra Asset Management Co., Ltd.		259	—	—	—	217	—	—	476
Daegu clean Energy Co., Ltd.		140	—	—	—	(129)	—	—	11
YaksuESS Co., Ltd		196	—	—	—	(2)	—	—	194
Nepal Water & Energy Development Company Private Limited		18,667	15,009	—	—	(677)	(2,501)	—	30,498
Gwangyang Green Energy Co., Ltd.		—	2,000	—	—	(228)	—	—	1,772
PND solar., Ltd		—	1,250	—	—	—	—	—	1,250

		4,092,252	85,509	(9,933)	(32,065)	(212,629)	(94,337)	8,624	3,837,421

<Joint ventures>
KEPCO-Uhde Inc.		301	—	—	—	(43)	—	—	258
Eco Biomass Energy Sdn. Bhd.		—	—	—	—	—	—	—	—
Datang Chaoyang Renewable Power Co., Ltd.		28,239	—	—	(839)	840	(978)	—	27,262
Shuweihat Asia Power Investment B.V.		—	—	—	(1,707)	4,275	12,457	650	15,675
Shuweihat Asia Operation & Maintenance Company		450	—	—	(770)	1,055	(172)	100	663
Waterbury Lake Uranium L.P.		21,314	—	—	—	(23)	(949)	(561)	19,781
ASM-BG Investicii AD		21,488	—	—	(946)	(150)	810	—	21,202
RES Technology AD		13,582	—	—	—	1,053	(260)	—	14,375
KV Holdings, Inc.		2,098	—	—	—	61	(241)	—	1,918
KEPCO SPC Power Corporation		245,367	—	—	(37,443)	42,359	(33,230)	41	217,094
Canada Korea Uranium Limited partnership		—	—	—	—	—	—	—	—
Gansu Datang Yumen Wind Power Co., Ltd.		12,821	—	—	—	(1,299)	(682)	—	10,840
Datang Chifeng Renewable Power Co., Ltd.		166,535	—	—	—	14,079	(9,559)	—	171,055
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		10,843	—	—	—	837	(620)	—	11,060
Rabigh Electricity Company		97,802	—	—	(18,112)	35,769	(15,227)	(876)	99,356
Rabigh Operation & Maintenance Company Limited		4,427	—	—	(2,130)	2,236	(546)	—	3,987
Jamaica Public Service Company Limited		249,453	—	—	—	—	(28,300)	—	221,153
KW Nuclear Components Co., Ltd.		7,133	—	—	(208)	(222)	—	—	6,703
Busan Shinho Solar Power Co., Ltd.		3,814	—	—	(63)	595	—	—	4,346
GS Donghae Electric Power Co., Ltd.		205,948	—	—	—	14,714	—	65	220,727
Global Trade Of Power System Co., Ltd.		477	—	—	—	100	—	—	577
Expressway Solar-light Power Generation Co., Ltd.		2,343	—	—	—	120	—	—	2,463
KODE NOVUS I LLC	￦	—	—	—	—	—	—	—	—
KODE NOVUS II LLC		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		3,015	200	—	—	(246)	—	—	2,969
Amman Asia Electric Power Company		153,857	—	—	(12,213)	19,957	(15,925)	—	145,676
KAPES, Inc.		4,758	—	—	—	2,752	—	(34)	7,476
Dangjin Eco Power Co., Ltd.		53,253	5,440	—	—	(752)	(3)	(10)	57,928
Honam Wind Power Co., Ltd.		4,451	—	—	(487)	338	—	—	4,302
Chun-cheon Energy Co., Ltd.		50,592	—	—	—	(2,474)	—	—	48,118
Yeonggwangbaeksu Wind Power Co., Ltd.		2,689	—	—	—	45	—	—	2,734
Nghi Son 2 Power Ltd.		229	993	—	—	(1,039)	—	—	183
Kelar S.A		—	73,040	—	—	(633)	(5,175)	1	67,233
PT. Tanjung Power Indonesia		1,946	—	—	—	2,112	(2,281)	(1)	1,776
Incheon New Power Co., Ltd.		563	—	—	—	56	—	—	619
Seokmun Energy Co., Ltd.		391	14,790	—	—	(1,219)	(176)	—	13,786
Daehan Wind Power PSC		16	—	—	—	(40)	22	2	—
Barakah One Company		116	—	—	—	570	(60)	—	626
Nawah Energy Company		290	—	—	—	(5)	(27)	—	258
MOMENTUM		67	—	—	—	321	3	—	391
Daegu Green Power Co., Ltd.		47,528	—	—	—	(5,133)	—	(4)	42,391
Yeonggwang Wind Power Co., Ltd.		—	15,375	—	—	(25)	(56)	—	15,294
Chester Solar IV SpA		—	1,700	—	—	—	—	—	1,700
Chester Solar V SpA		—	525	—	—	—	—	—	525
Diego de Almagro Solar SpA		—	2,091	—	—	—	—	—	2,091
South Jamaica Power Company Limited		—	7,090	—	—	—	—	(386)	6,704

		1,418,196	121,244	—	(74,918)	130,941	(101,175)	(1,013)	1,493,275

	￦	5,510,448	206,753	(9,933)	(106,983)	(81,688)	(195,512)	7,611	5,330,696

(*1)	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦23,798 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2017.

(*2)	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦3,440 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2017.

(*3)	‘Others’ include ￦41,170 million of assets held-for-sale (note 42).

(*4)	‘Others’ include ￦4,438 million of assets held-for-sale (note 42), and also include ￦1,439 million of available-for-sale financial assets which is reclassified due to loss of significant influence.

(4)	Summary of financial information of associates and joint ventures as of and for the years ended December 31, 2016 and 2017 are as follows:

2016
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
<Associates>
Korea Gas Corporation	￦	39,927,836	30,541,350	21,108,116	(673,558)
Korea Electric Power Industrial Development Co., Ltd.		144,346	73,742	304,067	17,187
YTN Co., Ltd.		304,536	126,324	130,690	2,051
Cheongna Energy Co., Ltd.		469,843	447,216	46,484	(16,127)
Gangwon Wind Power Co., Ltd.		102,550	15,753	22,774	8,133
Hyundai Green Power Co., Ltd.		1,151,975	751,981	469,547	38,743
Korea Power Exchange		255,533	32,295	101,222	15,087
AMEC Partners Korea Ltd.		1,216	32	103	(25)
Hyundai Energy Co., Ltd.		505,979	499,205	61,813	(45,800)
Ecollite Co., Ltd.		2,157	336	—	(105)
Taebaek Wind Power Co., Ltd.		43,162	24,162	5,741	(2,796)
Taeback Guinemi Wind Power Co., Ltd.		12,523	1	—	(106)
Pyeongchang Wind Power Co., Ltd.		75,440	61,909	3,997	(45)
Daeryun Power Co., Ltd.		793,283	644,930	249,558	(32,291)
Changjuk Wind Power Co., Ltd.		37,878	15,162	5,782	1,739
KNH Solar Co., Ltd.		25,878	18,199	4,006	638
SPC Power Corporation		191,562	42,042	73,674	42,617
Gemeng International Energy Co., Ltd.		5,822,879	3,821,905	1,233,972	66,370
PT. Cirebon Electric Power		988,975	637,491	265,813	114,653
KNOC Nigerian East Oil Co., Ltd.		272,964	358,211	—	(7,051)
KNOC Nigerian West Oil Co., Ltd.		165,396	243,713	—	(6,562)
PT Wampu Electric Power		222,004	171,595	19,260	7,550
PT. Bayan Resources TBK		945,436	845,963	593,441	402
S-Power Co., Ltd.		886,841	629,992	453,606	(14,885)
Pioneer Gas Power Limited		345,791	276,978	14,353	396
Eurasia Energy Holdings		618	1,103	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		772,699	543,472	—	6,458
Hadong Mineral Fiber Co., Ltd.		—	20	—	—
Green Biomass Co., Ltd.		9,336	9,001	2,892	(972)
PT. Mutiara Jawa		28,104	34,671	7,175	(1,361)
Samcheok Eco Materials Co., Ltd.		24,143	254	—	(1,945)
Noeul Green Energy Co., Ltd.		115,062	110,866	203	(1,155)
Naepo Green Energy Co., Ltd.		104,029	2,276	4,912	(5,230)
Goseong Green Energy Co., Ltd.		356,546	110,753	—	(5,489)
Gangneung Eco Power Co., Ltd.		176,805	6,503	—	(3,494)
Shin Pyeongtaek Power Co., Ltd.		54,174	60,518	—	(3,291)
Heang Bok Do Si Photovoltaic Power Co., Ltd.		2,937	2,297	427	(47)
DS POWER Co., Ltd.		726,699	618,793	276,324	(10,031)
Dongducheon Dream Power Co., Ltd.		1,670,945	1,427,773	946,379	(27,936)
KS Solar Co., Ltd.		27,213	24,035	4,152	(79)
Jinbhuvish Power Generation Pvt. Ltd.		70,273	14,513	—	(950)
SE Green Energy Co., Ltd.		7,381	—	—	(103)
Daegu Photovoltaic Co., Ltd.		18,909	13,047	3,317	739
Jeongam Wind Power Co., Ltd.	￦	13,199	3,199	—	(1,496)
Korea Power Engineering Service Co., Ltd.		13,401	3,713	27,394	3,463
Busan Green Energy Co., Ltd.		147,843	100,247	—	(2,444)
Gunsan Bio Energy Co., Ltd. (formerly, Jungbu Bio Energy Co., Ltd.)		11,340	12,037	—	(5,489)
Korea Electric Vehicle Charging Service		10,545	6,604	5,177	(1,225)
Ulleungdo Natural Energy Co., Ltd.		24,836	1,738	—	(1,730)
Korea Nuclear Partners Co., Ltd.		1,363	507	372	(140)
Tamra Offshore Wind Power Co., Ltd.		127,880	101,900	983	(6,307)
Korea Electric Power Corporation Fund		51,970	128	3	(647)
Energy Infra Asset Management Co., Ltd.		2,779	160	32	(381)
Daegu clean Energy Co., Ltd.		500	—	—	—
YaksuESS Co., Ltd		6,474	5,801	—	(48)
Nepal Water & Energy Development Company Private Limited		43,788	10,477	—	(703)

<Joint ventures>
KEPCO-Uhde Inc.		624	33	—	(16,855)
Eco Biomass Energy Sdn. Bhd.		—	—	—	—
Datang Chaoyang Renewable Power Co., Ltd.		142,684	72,086	18,628	3,462
Shuweihat Asia Power Investment B.V.		282	4	—	12,380
Shuweihat Asia Operation & Maintenance Company		1,016	13	2,388	1,723
Waterbury Lake Uranium L.P.		56,181	47	—	—
ASM-BG Investicii AD		79,898	36,921	12,604	3,105
RES Technology AD		68,553	41,389	7,798	(139)
KV Holdings, Inc.		5,245	1	—	1,072
KEPCO SPC Power Corporation		448,069	121,783	165,046	63,689
Canada Korea Uranium Limited Partnership		285	144	—	(59)
Gansu Datang Yumen Wind Power Co., Ltd.		89,517	57,464	4,263	(6,815)
Datang Chifeng Renewable Power Co., Ltd.		813,804	397,344	99,795	19,042
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		62,600	35,493	8,742	2,505
Rabigh Electricity Company		2,691,654	2,258,772	278,431	37,791
Rabigh Operation & Maintenance Company Limited		25,032	13,965	25,607	4,870
Jamaica Public Service Company Limited		1,291,008	659,296	827,298	25,324
KW Nuclear Components Co., Ltd.		26,417	11,990	26,481	9,452
Busan Shinho Solar Power Co., Ltd.		47,789	32,533	6,770	1,247
GS Donghae Electric Power Co., Ltd.		1,952,297	1,346,568	19,851	16,396
Global Trade Of Power System Co., Ltd.		1,661	18	2,667	205
Expressway Solar-light Power Generation Co., Ltd.		20,790	12,710	3,395	960
KODE NOVUS I LLC		14,286	104,252	2,362	(50,151)
KODE NOVUS II LLC		3,236	50,267	810	(22,582)
Daejung Offshore Wind Power Co., Ltd.		6,076	34	—	(675)
Amman Asia Electric Power Company		881,164	624,590	13,631	29,684
KAPES, Inc.		145,576	136,247	31,852	456
Dangjin Eco Power Co., Ltd.		149,926	1,001	—	(2,023)
Honam Wind Power Co., Ltd.	￦	41,614	26,375	6,776	2,171
Chun-cheon Energy Co., Ltd.		548,306	379,113	—	(3,684)
Yeonggwangbaeksu Wind Power Co., Ltd.		99,773	81,881	11,208	(26)
Nghi Son 2 Power Ltd.		757	302	—	(1,481)
Kelar S.A		617,803	712,124	—	(4,109)
PT. Tanjung Power Indonesia		203,051	197,491	122,583	3,821
Incheon New Power Co., Ltd.		7,902	5,961	2,985	168
Seokmun Energy Co., Ltd.		235,905	234,556	—	(543)
Daehan Wind Power PSC		750	714	—	(523)
Barakah One Company		17,117,338	17,116,680	—	—
Nawah Energy Company		1,645	—	—	—
MOMENTUM		2,749	2,547	2,886	194
Daegu Green Power Co., Ltd.		636,438	547,017	265,621	(3,981)

2017
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
<Associates>
Korea Gas Corporation	￦	37,139,439	28,999,025	22,172,305	(1,205,110)
Korea Electric Power Industrial Development Co., Ltd.		155,033	79,730	334,547	16,126
YTN Co., Ltd.		298,122	108,554	131,080	3,638
Cheongna Energy Co., Ltd.		461,958	448,535	56,533	(9,203)
Gangwon Wind Power Co., Ltd.		94,281	2,243	25,963	11,121
Hyundai Green Power Co., Ltd.		1,150,729	754,846	477,373	26,543
Korea Power Exchange		263,499	25,868	105,107	8,831
AMEC Partners Korea Ltd.		1,135	4	1	(53)
Hyundai Energy Co., Ltd.		474,939	511,486	92,992	(43,317)
Ecollite Co., Ltd.		2,052	352	—	(121)
Taebaek Wind Power Co., Ltd.		39,227	17,953	7,056	2,312
Taeback Guinemi Wind Power Co., Ltd.		12,369	12	—	(140)
Pyeongchang Wind Power Co., Ltd.		77,152	60,606	11,907	3,038
Daeryun Power Co., Ltd.		779,258	655,377	156,508	(23,978)
Changjuk Wind Power Co., Ltd.		35,794	10,745	6,981	2,317
KNH Solar Co., Ltd.		24,432	16,215	3,947	628
SPC Power Corporation		137,586	—	68,149	37,395
Gemeng International Energy Co., Ltd.		6,496,294	4,584,608	1,334,833	21,769
PT. Cirebon Electric Power		903,429	549,212	280,452	38,448
KNOC Nigerian East Oil Co., Ltd.		241,808	329,639	—	(10,754)
KNOC Nigerian West Oil Co., Ltd.		147,185	227,588	—	(9,768)
PT Wampu Electric Power		212,095	148,177	779	8,114
PT. Bayan Resources TBK		908,106	556,881	811,515	243,621
S-Power Co., Ltd.		859,633	617,224	489,042	(14,470)
Pioneer Gas Power Limited		339,271	296,898	8,215	(27,796)
Eurasia Energy Holdings		548	978	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		858,789	607,462	—	(16,677)
Hadong Mineral Fiber Co., Ltd.		203	231	—	(260)
Green Biomass Co., Ltd.		6,379	4,018	2,337	(956)
PT. Mutiara Jawa	￦	27,098	29,670	13,574	3,455
Samcheok Eco Materials Co., Ltd.		23,729	270	15	(541)
Noeul Green Energy Co., Ltd.		127,980	120,852	43,099	2,932
Naepo Green Energy Co., Ltd.		121,375	71,945	5,696	(5,603)
Goseong Green Energy Co., Ltd.		1,081,238	841,330	—	(5,811)
Gangneung Eco Power Co., Ltd.		186,765	20,344	—	(3,407)
Shin Pyeongtaek Power Co., Ltd.		175,870	90,662	—	(4,585)
Heang Bok Do Si Photovoltaic Power Co., Ltd.		2,782	2,120	451	22
Dongducheon Dream Power Co., Ltd.		1,575,175	1,365,845	813,440	(33,740)
Jinbhuvish Power Generation Pvt. Ltd.		66,047	13,640	—	—
SE Green Energy Co., Ltd.		7,278	—	—	(103)
Daegu Photovoltaic Co., Ltd.		17,262	11,339	3,714	1,263
Jeongam Wind Power Co., Ltd.		67,427	58,019	—	(580)
Korea Power Engineering Service Co., Ltd.		15,738	3,121	22,283	3,783
Busan Green Energy Co., Ltd.		193,253	167,864	34,280	9,946
Gunsan Bio Energy Co., Ltd. (formerly, Jungbu Bio Energy Co., Ltd.)		9,648	16,462	—	(6,109)
Korea Electric Vehicle Charging Service		14,650	8,404	8,399	(1,295)
Ulleungdo Natural Energy Co., Ltd.		25,842	4,501	—	(1,758)
Korea Nuclear Partners Co., Ltd.		2,033	711	1,345	465
Tamra Offshore Wind Power Co., Ltd.		163,740	132,036	4,392	(191)
Korea Electric Power Corporation Fund		49,170	265	666	(2,213)
Energy Infra Asset Management Co., Ltd.		5,240	431	5,807	2,203
Daegu clean Energy Co., Ltd.		252	212	—	(460)
YaksuESS Co., Ltd		7,105	6,437	381	(6)
Nepal Water & Energy Development Company Private Limited		58,121	11,670	—	(968)
Gwangyang Green Energy Co., Ltd.		20,165	11,393	—	(1,139)
PND solar., Ltd		10,508	6,729	—	(406)

<Joint ventures>
KEPCO-Uhde Inc.		515	7	—	(86)
Eco Biomass Energy Sdn. Bhd.		—	—	—	—
Datang Chaoyang Renewable Power Co., Ltd.		138,463	70,309	17,776	2,149
Shuweihat Asia Power Investment B.V.		32,001	10	—	(170)
Shuweihat Asia Operation & Maintenance Company		1,220	14	2,580	1,918
Waterbury Lake Uranium L.P.		55,563	250	—	—
ASM-BG Investicii AD		87,110	44,706	12,611	(262)
RES Technology AD		71,595	42,845	7,793	2,164
KV Holdings, Inc.		4,795	—	671	677
KEPCO SPC Power Corporation		318,911	30,222	186,725	57,364
Gansu Datang Yumen Wind Power Co., Ltd.		81,960	54,859	6,938	(3,253)
Datang Chifeng Renewable Power Co., Ltd.		762,605	334,843	113,329	35,294
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		60,913	33,264	8,442	2,094
Rabigh Electricity Company		2,364,522	1,936,403	287,105	78,948
Rabigh Operation & Maintenance Company Limited		19,992	10,025	22,668	5,668
Jamaica Public Service Company Limited	￦	1,276,279	752,617	946,365	24,601
KW Nuclear Components Co., Ltd.		25,693	10,221	6,486	1,493
Busan Shinho Solar Power Co., Ltd.		47,959	30,573	7,984	2,383
GS Donghae Electric Power Co., Ltd.		2,179,465	1,530,266	351,814	43,180
Global Trade Of Power System Co., Ltd.		3,576	1,586	4,079	365
Expressway Solar-light Power Generation Co., Ltd.		19,143	10,651	3,018	643
KODE NOVUS I LLC		755	108,132	14	(8,117)
KODE NOVUS II LLC		292	47,683	—	(6,018)
Daejung Offshore Wind Power Co., Ltd.		6,193	243	—	(493)
Amman Asia Electric Power Company		759,114	516,174	18,034	33,514
KAPES, Inc.		70,679	56,021	129,962	5,397
Dangjin Eco Power Co., Ltd.		163,197	521	—	(2,182)
Honam Wind Power Co., Ltd.		39,675	24,951	5,961	1,166
Chun-cheon Energy Co., Ltd.		699,652	538,733	164,294	(8,145)
Yeonggwangbaeksu Wind Power Co., Ltd.		94,810	76,621	11,124	297
Nghi Son 2 Power Ltd.		741	376	—	(2,068)
Kelar S.A		613,293	513,101	90,435	17,590
PT. Tanjung Power Indonesia		374,702	369,627	209,923	6,219
Incheon New Power Co., Ltd.		7,194	5,059	2,972	184
Seokmun Energy Co., Ltd.		247,735	200,197	35,135	(3,939)
Daehan Wind Power PSC		928	1,752	—	(904)
Barakah One Company		17,574,885	17,571,409	—	(1,358)
Nawah Energy Company		1,459	23	—	(11)
MOMENTUM		5,028	3,854	11,555	939
Daegu Green Power Co., Ltd.		602,809	531,103	256,359	(17,700)
Yeonggwang Wind Power Co., Ltd.		212,802	176,062	—	(62)
Chester Solar IV SpA		11,660	9,626	331	151
Chester Solar V SpA		2,081	1,569	—	(49)
Diego de Almagro Solar SpA		8,266	5,830	—	(103)
South Jamaica Power Company Limited		153,958	120,436	—	(755)

(5)	Financial information of associates and joint ventures reconciled to the Company’s investments in consolidated financial statements as of December 31, 2016 and 2017 are as follows:

2016
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	9,386,486	21.57%	2,024,665	—	—	(90,788)	1,933,877
Korea Electric Power Industrial Development Co., Ltd.		70,604	29.00%	20,475	—	—	—	20,475
YTN Co., Ltd.		178,212	21.43%	38,191	—	(30)	(5)	38,156
Cheongna Energy Co., Ltd.		22,627	43.90%	9,933	2,584	(144)	—	12,373
Gangwon Wind Power Co., Ltd.		86,797	15.00%	13,020	—	—	49	13,069
Hyundai Green Power Co., Ltd.		399,994	29.00%	115,998	—	—	—	115,998
Korea Power Exchange		223,238	100.00%	223,238	—	—	—	223,238
AMEC Partners Korea Ltd.		1,184	19.00%	225	—	—	—	225
Hyundai Energy Co., Ltd.		6,774	46.30%	3,136	—	(1,079)	(1,026)	1,031
Ecollite Co., Ltd.		1,821	36.10%	657	—	—	(657)	—
Taebaek Wind Power Co., Ltd.		19,000	25.00%	4,750	—	—	—	4,750
Taeback Guinemi Wind Power Co., Ltd.		12,522	25.00%	3,131	—	—	—	3,131
Pyeongchang Wind Power Co., Ltd.	￦	13,531	25.00%	3,383	—	—	—	3,383
Daeryun Power Co., Ltd.		148,353	19.45%	28,855	1,014	—	4	29,873
Changjuk Wind Power Co., Ltd.		22,716	30.00%	6,815	—	—	115	6,930
KNH Solar Co., Ltd.		7,679	27.00%	2,073	—	—	—	2,073
SPC Power Corporation		149,520	38.00%	56,818	—	—	—	56,818
Gemeng International Energy Co., Ltd.		2,000,974	34.00%	680,331	—	—	(266)	680,065
PT. Cirebon Electric Power		351,484	27.50%	96,658	—	—	—	96,658
KNOC Nigerian East Oil Co., Ltd.		(85,247)	14.63%	(12,472)	—	—	12,472	—
KNOC Nigerian West Oil Co., Ltd.		(78,317)	14.63%	(11,458)	—	—	11,458	—
PT Wampu Electric Power		50,409	46.00%	23,188	—	—	—	23,188
PT. Bayan Resources TBK		99,473	20.00%	19,895	482,109	—	(99,337)	402,667
S-Power Co., Ltd.		256,849	49.00%	125,856	—	(1,944)	—	123,912
Pioneer Gas Power Limited		68,813	40.00%	27,525	23,147	—	68	50,740
Eurasia Energy Holdings		(485)	40.00%	(194)	—	—	194	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		229,227	25.00%	57,307	(4,802)	(672)	(289)	51,544
Hadong Mineral Fiber Co., Ltd.		(20)	25.00%	(5)	—	—	5	—
Green Biomass Co., Ltd.		335	14.00%	47	—	—	—	47
PT. Mutiara Jawa		(6,567)	29.00%	(1,904)	70	—	1,834	—
Samcheok Eco Materials Co., Ltd.		23,889	2.35%	561	—	—	(561)	—
Noeul Green Energy Co., Ltd.		4,196	29.00%	1,217	—	—	—	1,217
Naepo Green Energy Co., Ltd.		101,753	25.00%	25,438	—	—	—	25,438
Goseong Green Energy Co., Ltd.		245,793	1.12%	2,742	—	(79)	—	2,663
Gangneung Eco Power Co., Ltd.		170,302	1.61%	2,744	—	(98)	—	2,646
Shin Pyeongtaek Power Co., Ltd.		(6,344)	40.00%	(2,538)	—	(3,380)	5,918	—
Heang Bok Do Si Photovoltaic Power Co., Ltd.		640	28.00%	179	—	—	2	181
DS POWER Co., Ltd.		107,906	14.44%	15,582	—	(7,302)	(1,090)	7,190
Dongducheon Dream Power Co., Ltd.		243,172	33.61%	81,730	—	(4,768)	(30,086)	46,876
KS Solar Co., Ltd.		3,178	19.00%	604	—	—	—	604
Jinbhuvish Power Generation Pvt. Ltd.		55,760	5.16%	2,877	—	—	(2,877)	—
SE Green Energy Co., Ltd.		7,381	47.76%	3,525	—	—	—	3,525
Daegu Photovoltaic Co., Ltd.		5,862	29.00%	1,700	—	—	—	1,700
Jeongam Wind Power Co., Ltd.		10,000	40.00%	4,000	—	—	—	4,000
Korea Power Engineering Service Co., Ltd.		9,688	29.00%	2,810	—	—	—	2,810
Busan Green Energy Co., Ltd.		47,596	29.00%	13,803	—	—	—	13,803
Gunsan Bio Energy Co., Ltd. (formerly, Jungbu Bio Energy Co., Ltd.)		(697)	18.87%	(132)	—	—	132	—
Korea Electric Vehicle Charging Service		3,941	28.00%	1,103	—	—	—	1,103
Ulleungdo Natural Energy Co., Ltd.		23,098	29.85%	6,895	—	—	(1)	6,894
Korea Nuclear Partners Co., Ltd.		856	29.00%	248	—	—	—	248
Tamra Offshore Wind Power Co., Ltd.		25,980	27.00%	7,015	—	—	—	7,015
Korea Electric Power Corporation Fund		51,842	98.09%	50,852	—	—	4	50,856
Energy Infra Asset Management Co., Ltd.		2,619	9.90%	259	—	—	—	259
Daegu clean Energy Co., Ltd.		500	28.00%	140	—	—	—	140
YaksuESS Co., Ltd		673	29.00%	195	—	—	1	196
Nepal Water & Energy Development Company Private Limited		33,311	52.77%	17,578	972	—	117	18,667

<Joint ventures>
KEPCO-Uhde Inc.		591	50.85%	301	—	—	—	301
Eco Biomass Energy Sdn. Bhd.		—	61.53%	—	—	—	—	—
Datang Chaoyang Renewable Power Co., Ltd.		70,598	40.00%	28,239	—	—	—	28,239
Shuweihat Asia Power Investment B.V.		278	49.00%	136	—	—	(136)	—
Shuweihat Asia Operation & Maintenance Company		1,003	55.00%	552	—	—	(102)	450
Waterbury Lake Uranium L.P.		56,134	36.97%	20,753	—	—	561	21,314
ASM-BG Investicii AD		42,977	50.00%	21,489	—	—	(1)	21,488
RES Technology AD		27,164	50.00%	13,582	—	—	—	13,582
KV Holdings, Inc.		5,244	40.00%	2,098	—	—	—	2,098
KEPCO SPC Power Corporation		326,286	75.20%	245,367	—	—	—	245,367
Canada Korea Uranium Limited Partnership		141	12.50%	18	—	—	(18)	—
Gansu Datang Yumen Wind Power Co., Ltd.	￦	32,053	40.00%	12,821	—	—	—	12,821
Datang Chifeng Renewable Power Co., Ltd.		416,460	40.00%	166,584	—	—	(49)	166,535
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		27,107	40.00%	10,843	—	—	—	10,843
Rabigh Electricity Company		432,882	40.00%	173,153	—	(75,311)	(40)	97,802
Rabigh Operation & Maintenance Company Limited		11,067	40.00%	4,427	—	—	—	4,427
Jamaica Public Service Company Limited		631,712	40.00%	252,685	(80,161)	—	76,929	249,453
KW Nuclear Components Co., Ltd.		14,427	45.00%	6,492	90	—	551	7,133
Busan Shinho Solar Power Co., Ltd.		15,256	25.00%	3,814	—	—	—	3,814
GS Donghae Electric Power Co., Ltd.		605,729	34.00%	205,948	—	—	—	205,948
Global Trade Of Power System Co., Ltd.		1,643	29.00%	476	—	—	1	477
Expressway Solar-light Power Generation Co., Ltd.		8,080	29.00%	2,343	—	—	—	2,343
KODE NOVUS I LLC		(89,966)	50.00%	(44,983)	4,732	—	40,251	—
KODE NOVUS II LLC		(47,031)	50.00%	(23,516)	—	—	23,516	—
Daejung Offshore Wind Power Co., Ltd.		6,042	49.90%	3,015	—	—	—	3,015
Amman Asia Electric Power Company		256,574	60.00%	153,944	—	—	(87)	153,857
KAPES, Inc.		9,329	51.00%	4,758	—	—	—	4,758
Dangjin Eco Power Co., Ltd.		148,925	34.00%	50,635	2,618	—	—	53,253
Honam Wind Power Co., Ltd.		15,239	29.00%	4,419	32	—	—	4,451
Chun-cheon Energy Co., Ltd.		169,193	29.90%	50,589	3	—	—	50,592
Yeonggwangbaeksu Wind Power Co., Ltd.		17,892	15.00%	2,684	5	—	—	2,689
Nghi Son 2 Power Ltd.		455	50.00%	228	—	—	1	229
Kelar S.A		(94,321)	65.00%	(61,309)	2,424	—	58,885	—
PT. Tanjung Power Indonesia		5,560	35.00%	1,946	—	—	—	1,946
Incheon New Power Co., Ltd.		1,941	29.00%	563	—	—	—	563
Seokmun Energy Co., Ltd.		1,349	29.00%	391	—	—	—	391
Daehan Wind Power PSC		36	50.00%	18	—	—	(2)	16
Barakah One Company		658	18.00%	118	—	—	(2)	116
Nawah Energy Company		1,645	18.00%	296	—	—	(6)	290
MOMENTUM		202	33.33%	67	—	—	—	67
Daegu Green Power Co., Ltd.		89,421	29.00%	25,932	84	—	21,512	47,528

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

2017
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	8,140,414	21.57%	1,755,887	—	—	(137,019)	1,618,868
Korea Electric Power Industrial Development Co., Ltd.		75,303	29.00%	21,838	—	—	—	21,838
YTN Co., Ltd.		189,568	21.43%	40,624	—	(18)	—	40,606
Cheongna Energy Co., Ltd.		13,423	43.90%	5,893	2,584	(140)	—	8,337
Gangwon Wind Power Co., Ltd.		92,038	15.00%	13,806	—	—	49	13,855
Hyundai Green Power Co., Ltd.		395,883	29.00%	114,806	—	—	—	114,806
Korea Power Exchange		237,631	100.00%	237,631	—	—	—	237,631
AMEC Partners Korea Ltd.		1,131	19.00%	215	—	—	—	215
Hyundai Energy Co., Ltd.		(36,547)	46.30%	(16,921)	—	(1,037)	17,958	—
Ecollite Co., Ltd.		1,700	36.10%	614	—	—	(614)	—
Taebaek Wind Power Co., Ltd.		21,274	25.00%	5,319	—	—	—	5,319
Taeback Guinemi Wind Power Co., Ltd.		12,357	25.00%	3,089	—	—	—	3,089
Pyeongchang Wind Power Co., Ltd.		16,546	25.00%	4,136	—	—	—	4,136
Daeryun Power Co., Ltd.		123,881	19.45%	24,095	1,014	—	4	25,113
Changjuk Wind Power Co., Ltd.		25,049	30.00%	7,515	—	—	—	7,515
KNH Solar Co., Ltd.		8,217	27.00%	2,218	—	—	—	2,218
SPC Power Corporation		137,586	38.00%	52,283	—	—	—	52,283
Gemeng International Energy Co., Ltd.		1,911,686	34.00%	649,973	—	—	—	649,973
PT. Cirebon Electric Power		354,217	27.50%	97,410	—	—	—	97,410
KNOC Nigerian East Oil Co., Ltd.	￦	(87,831)	14.63%	(12,850)	—	—	12,850	—
KNOC Nigerian West Oil Co., Ltd.		(80,403)	14.63%	(11,763)	—	—	11,763	—
PT Wampu Electric Power		63,918	46.00%	29,403	—	—	—	29,403
PT. Bayan Resources TBK		351,225	20.00%	70,245	482,109	—	(100,523)	451,831
S-Power Co., Ltd.		242,409	49.00%	118,780	—	(1,835)	—	116,945
Pioneer Gas Power Limited		42,373	38.50%	16,314	22,278	—	67	38,659
Eurasia Energy Holdings		(430)	40.00%	(172)	—	—	172	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		251,327	25.00%	62,832	74	(838)	(289)	61,779
Hadong Mineral Fiber Co., Ltd.		(28)	8.33%	(2)	—	—	2	—
Green Biomass Co., Ltd.		2,361	8.80%	208	—	—	—	208
PT. Mutiara Jawa		(2,572)	29.00%	(746)	—	—	746	—
Samcheok Eco Materials Co., Ltd.		23,459	2.35%	551	—	—	(551)	—
Noeul Green Energy Co., Ltd.		7,128	29.00%	2,067	—	—	—	2,067
Naepo Green Energy Co., Ltd.		49,430	41.67%	20,598	—	—	—	20,598
Goseong Green Energy Co., Ltd.		239,908	1.12%	2,676	—	(79)	—	2,597
Gangneung Eco Power Co., Ltd.		166,421	1.61%	2,681	—	(98)	—	2,583
Shin Pyeongtaek Power Co., Ltd.		85,208	40.00%	34,083	7,808	(6,988)	—	34,903
Heang Bok Do Si Photovoltaic Power Co., Ltd.		662	28.00%	185	—	—	2	187
Dongducheon Dream Power Co., Ltd.		209,330	33.61%	70,356	—	(4,409)	(12,714)	53,233
Jinbhuvish Power Generation Pvt. Ltd.		52,407	5.16%	2,704	—	—	(2,704)	—
SE Green Energy Co., Ltd.		7,278	47.76%	3,476	—	—	—	3,476
Daegu Photovoltaic Co., Ltd.		5,923	29.00%	1,718	—	—	—	1,718
Jeongam Wind Power Co., Ltd.		9,408	40.00%	3,763	—	—	—	3,763
Korea Power Engineering Service Co., Ltd.		12,617	29.00%	3,659	—	—	—	3,659
Busan Green Energy Co., Ltd.		25,389	29.00%	7,363	—	—	—	7,363
Gunsan Bio Energy Co., Ltd. (formerly, Jungbu Bio Energy Co., Ltd.)		(6,814)	18.87%	(1,286)	—	—	1,286	—
Korea Electric Vehicle Charging Service		6,246	28.00%	1,749	—	—	—	1,749
Ulleungdo Natural Energy Co., Ltd.		21,341	29.85%	6,370	—	—	—	6,370
Korea Nuclear Partners Co., Ltd.		1,322	29.00%	383	—	—	—	383
Tamra Offshore Wind Power Co., Ltd.		31,704	27.00%	8,560	—	—	—	8,560
Korea Electric Power Corporation Fund		48,905	98.09%	47,971	—	—	3	47,974
Energy Infra Asset Management Co., Ltd.		4,809	9.90%	476	—	—	—	476
Daegu clean Energy Co., Ltd.		40	28.00%	11	—	—	—	11
YaksuESS Co., Ltd		668	29.00%	193	—	—	1	194
Nepal Water & Energy Development Company Private Limited		46,451	62.13%	28,860	972	—	666	30,498
Gwangyang Green Energy Co., Ltd.		8,772	20.00%	1,754	18	—	—	1,772
PND solar., Ltd		3,779	29.00%	1,096	154	—	—	1,250

<Joint ventures>
KEPCO-Uhde Inc.		508	50.85%	258	—	—	—	258
Eco Biomass Energy Sdn. Bhd.		—	61.53%	—	—	—	—	—
Datang Chaoyang Renewable Power Co., Ltd.		68,154	40.00%	27,262	—	—	—	27,262
Shuweihat Asia Power Investment B.V.		31,991	49.00%	15,675	—	—	—	15,675
Shuweihat Asia Operation & Maintenance Company		1,206	55.00%	663	—	—	—	663
Waterbury Lake Uranium L.P.		55,313	35.76%	19,780	—	—	1	19,781
ASM-BG Investicii AD		42,404	50.00%	21,202	—	—	—	21,202
RES Technology AD		28,750	50.00%	14,375	—	—	—	14,375
KV Holdings, Inc.		4,795	40.00%	1,918	—	—	—	1,918
KEPCO SPC Power Corporation		288,689	75.20%	217,094	—	—	—	217,094
Gansu Datang Yumen Wind Power Co., Ltd.		27,101	40.00%	10,840	—	—	—	10,840
Datang Chifeng Renewable Power Co., Ltd.		427,762	40.00%	171,105	—	—	(50)	171,055
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		27,649	40.00%	11,060	—	—	—	11,060
Rabigh Electricity Company		428,119	40.00%	171,248	—	(70,978)	(914)	99,356
Rabigh Operation & Maintenance Company Limited	￦	9,967	40.00%	3,987	—	—	—	3,987
Jamaica Public Service Company Limited		523,662	40.00%	209,464	(80,161)	—	91,850	221,153
KW Nuclear Components Co., Ltd.		15,472	45.00%	6,962	—	—	(259)	6,703
Busan Shinho Solar Power Co., Ltd.		17,386	25.00%	4,346	—	—	—	4,346
GS Donghae Electric Power Co., Ltd.		649,199	34.00%	220,727	—	—	—	220,727
Global Trade Of Power System Co., Ltd.		1,990	29.00%	577	—	—	—	577
Expressway Solar-light Power Generation Co., Ltd.		8,492	29.00%	2,463	—	—	—	2,463
KODE NOVUS I LLC		(107,377)	50.00%	(53,689)	—	—	53,689	—
KODE NOVUS II LLC		(47,391)	50.00%	(23,696)	—	—	23,696	—
Daejung Offshore Wind Power Co., Ltd.		5,950	49.90%	2,969	—	—	—	2,969
Amman Asia Electric Power Company		242,940	60.00%	145,764	—	—	(88)	145,676
KAPES, Inc.		14,658	51.00%	7,476	—	—	—	7,476
Dangjin Eco Power Co., Ltd.		162,676	34.00%	55,310	2,618	—	—	57,928
Honam Wind Power Co., Ltd.		14,724	29.00%	4,270	32	—	—	4,302
Chun-cheon Energy Co., Ltd.		160,919	29.90%	48,115	3	—	—	48,118
Yeonggwangbaeksu Wind Power Co., Ltd.		18,189	15.00%	2,728	6	—	—	2,734
Nghi Son 2 Power Ltd.		365	50.00%	183	—	—	—	183
Kelar S.A		100,192	65.00%	65,125	2,424	—	(316)	67,233
PT. Tanjung Power Indonesia		5,075	35.00%	1,776	—	—	—	1,776
Incheon New Power Co., Ltd.		2,135	29.00%	619	—	—	—	619
Seokmun Energy Co., Ltd.		47,538	29.00%	13,786	—	—	—	13,786
Daehan Wind Power PSC		(824)	50.00%	(412)	—	—	412	—
Barakah One Company		3,476	18.00%	626	—	—	—	626
Nawah Energy Company		1,436	18.00%	258	—	—	—	258
MOMENTUM		1,174	33.33%	391	—	—	—	391
Daegu Green Power Co., Ltd.		71,706	29.00%	20,795	—	84	21,512	42,391
Yeonggwang Wind Power Co., Ltd.		36,740	41.00%	15,063	231	—	—	15,294
Chester Solar IV SpA		2,034	81.82%	1,664	—	—	36	1,700
Chester Solar V SpA		512	81.82%	419	—	—	106	525
Diego de Almagro Solar SpA		2,436	81.82%	1,993	—	—	98	2,091
South Jamaica Power Company Limited		33,522	20.00%	6,704	—	—	—	6,704

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

(6)	As of December 31, 2016 and 2017, unrecognized equity interest in investments in associates and joint ventures whose book value has been reduced to zero due to accumulated losses are as follows:

		2016		2017
		Unrecognized equity interest	Accumulated unrecognized equity interest	Unrecognized equity interest	Accumulated unrecognized equity interest
		In millions of won
Shin Pyeongtaek Power Co., Ltd.	￦	1,211	2,537	(2,537)	—
Seokmun Energy Co., Ltd.		(205)	—	—	—
Kelar S.A		43,920	61,309	(61,309)	—
Hadong Mineral Fiber Co., Ltd.		—	5	(3)	2
PT. Mutiara Jawa		554	1,905	(1,159)	746
Eurasia Energy Holdings		6	194	(22)	172
KODE NOVUS I LLC		22,194	44,983	8,706	53,689
KODE NOVUS II LLC		12,340	23,515	181	23,696
Gunsan Bio Energy Co., Ltd. (formerly, Jungbu Bio Energy Co., Ltd.)		132	132	1,154	1,286
Daehan Wind Power PSC		—	—	412	412

(7)	As of December 31, 2017, shareholders’ agreements on investments in associates and joint ventures that may cause future economic resource or cash outflows are as follows:

(i)	Gemeng International Energy Co., Ltd.

Gemeng International Energy Co., Ltd., issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS Co-Pa PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Company provided a performance guarantee on this agreement.

(ii)	Hyundai Energy Co., Ltd.

The Company had placed guarantees for a fixed return on the investment to NH Power II Co., Ltd. and National Agricultural Cooperative Federation (“NACF”) and had obtained the rights to acquire the investment securities in return preferentially. In addition, NH Power II Co., Ltd. and NACF have a right, which can be exercised for 30 days starting from 2 months to 1 month prior to 17 years after the termination date of the contract to sell their shares to the Company.

(iii)	Taebaek Wind Power Co., Ltd.

In case non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.

(iv)	Pyeongchang Wind Power Co., Ltd.

In case non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation.

(v)	Jeongam Wind Power Co., Ltd.

In case non-controlling shareholders decide to dispose of their shares in Jeongam Wind Power Co., Ltd. after the construction of the power plant has been completed, the Company is obligated to acquire those shares at fair value.

(vi)	Daejung Offshore Wind Power Co., Ltd.

In case Samsung Heavy Industries Co., Ltd., a co-participant of the joint venture agreement, decides to dispose of its shares in Daejung Offshore Wind Power Co., Ltd., the Company is obligated to acquire those shares after evaluating the economic feasibility of the facilities installed by Samsung Heavy Industries Co., Ltd.

(vii)	Samcheok Eco Materials Co., Ltd.

The Company has the rights to purchase the stocks should preferred stockholders elect to sell their stocks on the expected sell date (3 years from preferred stock payment date) and is required to guarantee the promised yield when preferred stockholders sell their stocks.

(viii)	Hyundai Green Power Co., Ltd.

As of December 31, 2017, Hyundai Green Power Co., Ltd., an associate of the Company, which engages in the byproduct gas power generating business, entered into a project financing agreement with a limit of ￦919.2 billion with Korea Development Bank and others. At a certain period in the future, the Company has an appraisal right against the financial investors (Korea Development Bank and others) and also has an obligation to sell its shares when claimed by the financial investors. At a certain period in the future, the Company has an appraisal right against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, “Hyundai Steel Company”), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares when claimed by Hyundai Steel Company.

(8)	Significant restrictions on its abilities to associates or joint ventures are as follows:

Company	Nature and extent of any significant restrictions
Daeryun Power Co., Ltd.	Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
Changjuk Wind Power Co., Ltd.	Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
Taebaek Wind Power Co., Ltd.	Financial institutions can reject or defer an approval with regard to the request for fund executions on subordinated loans of shareholders in order to pay senior loans based on the loan agreement.
Pyeongchang Wind Power Co., Ltd.	Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
Daegu Green Power Co., Ltd.	Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.
KNH Solar Co., Ltd.	Principal and interest, dividends to shareholders cannot be paid without written consent of financial institutions.